Inventories	3 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Inventories

10. INVENTORIES

Inventories as of March 31, 2015 and December 31, 2014 consist of the following (in millions):

	March 31, 2015	December 31, 2014
	(in millions)
Raw materials	$1,543	$1,672
Work-in-process	1,002	552
Finished goods	4,560	4,784
Total inventories	$7,105	$7,008